OPERATING LEASE - Supplemental cash flow and balance sheet information related to leases were (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2021 USD ($)
Supplemental consolidated balance sheet information related to leases
Right-of-use assets	¥ 34,466	¥ 46,829		$ 7,148
Operating lease liabilities, current	32,842	11,657		1,779
Operating lease liabilities, non-current	1,865	34,365		$ 5,245
Total operating lease liabilities	¥ 34,707	¥ 46,022
Weighted average remaining lease term	1 year 2 months 12 days	4 years 3 months 29 days		4 years 3 months 29 days
Weighted average discount rate	5.52%	5.40%		5.40%
Supplemental cash flow information related to leases
Cash paid for amounts included in the measurement of lease liabilities	¥ 8,503	¥ 13,599	¥ 134,071
Right-of-use assets obtained in exchange for operating lease liabilities	311	46,829	87,350
Leases lease cost
Lease cost	18,800	36,300	161,300
Short-term lease cost	5,400	11,700	75,300
Continuing business
Leases lease cost
Lease cost	11,700	33,000	58,700
Short-term lease cost	2,600	8,400	10,600
Discontinued business
Leases lease cost
Lease cost	7,100	3,300	102,600
Short-term lease cost	¥ 2,800	¥ 3,300	¥ 64,700